Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted Cash
Restricted cash

9	Restricted cash

	December 31, 2022	December 31, 2021

Agreement with the São Paulo municipal government (i)	30,231	21,464
Brazilian Federal Savings Bank – escrow deposits	433	740
Other	6,810	6,263
	37,474	28,467

(i)	Refers to the amount deducted from the transfer 7.5% of the revenue earned in the municipality to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of São Paulo.